TAXES ON INCOME	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
TAXES ON INCOME
NOTE 8:-	TAXES ON INCOME

a.	Tax rates:

The Israeli corporate income tax rate was 24% in 2017, 25% in 2016 and 26.5% in 2015.

Effective January 1, 2018 the Israeli corporate income tax rate is 23%.

b.	Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31,
	2016	2017
Deferred tax assets:
Net operating loss and capital loss carry forward	$36,284	$40,551
Valuation allowance	(36,284)	(40,551)

Net deferred tax asset	-	-

Management currently believes that since the Company has a history of losses it is more likely than not that the deferred tax assets regarding the loss carry-forward will not be realized in the foreseeable future.

c.	Net operating losses carry-forward:

The Company has accumulated operating losses for tax purposes as of December 31, 2017 in the amount of approximately $34,988 (denominated in NIS), which may be carried forward and offset against taxable income in the future for an indefinite period.

The Company has accumulated capital losses of approximately $130,014 (denominated in NIS), which may be carried forward and offset against capital gains.

d.	The main reconciling item from the statutory tax rate of the Company to the effective tax rate are valuation allowances provided for deferred tax assets.

e.	Tax reports filed by the Company in Israel through the year ended December 31, 2012 are considered final.

f.	As of December 31, 2015, 2016 and 2017, the Company did not have any unrecognized tax benefits or uncertain tax positions.